Tax payables	12 Months Ended
Dec. 31, 2021
Tax payables
Tax payables

18.Tax payables

	As of December 31,
	2020	2021
	US$	US$
Value added tax liabilities	1,617,172	1,243,782
Income tax payables	1,811,852	1,910,373
Urban maintenance and construction tax	24,661	12,328
Surtax for education expenses	39,140	5,283
Individual income tax withholding	4,544	12,472
Others	76,848	3,521
Total	3,574,217	3,187,759

The Group’s product revenues are subject to value-added tax at the rates ranging from 9% to 13%, and the Group’s service revenues are subject to value-added tax at the rate of 6%.